Other Noncurrent Assets (Tables)	12 Months Ended
Mar. 31, 2022
Other Noncurrent Assets [Abstract]
Schedule of other noncurrent assets
	March 31, 2022	March 31, 2021
Forest land use rights*	$770,057	$785,569
Others	52,893	70,822
Total	$822,950	$856,391

Schedule of amortizations of the prepayment for lease of land use right
Years ending March 31,	Amount
2023	$54,947
2024	54,947
2025	54,947
2026	54,947
2027	54,947
Thereafter	495,322